Cover	Mar. 08, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The 8K filed March 10, 2022, the 8K filed March 11, 2022 and the 8K/A filed March 15, 2022 are being amended for transparency and clarity, and by the addition of Exhibit 99.5 Global Infrastructure Finance & Development Authority, Inc., Transfer Agreement.
Document Period End Date	Mar. 08, 2022
Entity Registrant Name	AMERI METRO, INC.
Entity Central Index Key	0001534155
Entity Incorporation, State or Country Code	DE
Entity File Number	000-54546
Entity Tax Identification Number	45-1877342
Entity Address, Address Line One	2575 Eastern Blvd.
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	York
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17402
City Area Code	717
Local Phone Number	434-0668
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ARMT
Security Exchange Name	NONE
Entity Emerging Growth Company	false